Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Finished goods	₩ 785,282	₩ 730,009
Work-in-process	733,071	756,744
Raw materials	491,432	405,854
Supplies	160,871	158,548
Inventories	₩ 2,170,656	₩ 2,051,155